Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	60 Months Ended	86 Months Ended	100 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000038715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.20%		(0.10%)			1.89%
C000038717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.34%		(0.16%)			1.59%
C000153061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000038752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.30%		(0.71%)			1.21%
C000080382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.91%		(0.13%)			1.56%
C000038755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000085769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000085771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000085772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000085768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149261
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000018963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.55%		(1.03%)			0.90%
C000018962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.72%		(0.28%)			1.31%
C000018961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000018956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000018958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000018960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000018959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000071807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.76%		1.58%			2.73%
C000071808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.25%		1.60%			2.51%
C000071805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000190075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.65%		5.17%			4.15%
C000019058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	21.60%		6.50%			4.89%
C000019057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019052
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000210673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	25.77%		8.14%			8.72%
C000038746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	31.10%		8.55%			8.69%
C000204702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	32.27%		9.47%			9.39%
C000038747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000085763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000085765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000085766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000085767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000170736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	14.00%		2.90%			2.08%
C000019145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	19.84%		4.25%			2.81%
C000019144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000052887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	20.67%		(1.22%)			2.88%
C000052889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000167005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000167006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000167007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.17%		(1.82%)			0.10%
C000113845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.72%		(1.40%)			0.30%
C000038763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000113840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000113842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000113843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000113844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000038748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.76%		3.81%			4.08%
C000038750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.21%		3.81%			3.87%
C000038751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000175488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	6.94%		1.47%			1.29%
C000019086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	31.16%		12.84%			13.16%
C000019332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	38.04%		14.31%			14.05%
C000019331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	35.46%		14.44%			12.33%
C000019173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	36.58%		14.85%			12.58%
C000019172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019169
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019171
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	27.69%		9.88%			9.04%
C000019463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	31.50%		13.95%			12.28%
C000038740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000085758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000085760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000085761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000085762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000063424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000063426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	13.71%		4.35%			4.74%
C000019746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	17.47%		5.36%			5.33%
C000019745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063429
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000063431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000063433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	17.66%		5.84%			5.87%
C000019755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	21.52%		6.86%			6.47%
C000019754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063436
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000063435
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000063437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	19.34%		7.02%			6.73%
C000019764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	25.56%		8.45%			7.52%
C000019763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063442
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000063441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000063443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	22.01%		8.03%			7.38%
C000019774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.33%		9.43%			8.12%
C000019773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000063447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000063449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000123721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.17%		9.51%			8.16%
C000123727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000123722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000123724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000123725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000123726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000193001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000193002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000193004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000193005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000193006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000241180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.36%	17.31%
C000241176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000241175
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000241179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000241177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000241178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
Without Sales Load [Member] | C000038715
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%		0.66%			2.28%
Without Sales Load [Member] | C000038717
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%		(0.16%)			1.59%
Without Sales Load [Member] | C000153061
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%		0.92%			2.52%
Without Sales Load [Member] | C000038752
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		(0.25%)			1.44%
Without Sales Load [Member] | C000080382
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%		(0.13%)			1.56%
Without Sales Load [Member] | C000038755
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%		0.03%			1.76%
Without Sales Load [Member] | C000085769
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%		(0.77%)			0.93%
Without Sales Load [Member] | C000085771
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%		(0.44%)			1.25%
Without Sales Load [Member] | C000085772
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		(0.25%)			1.46%
Without Sales Load [Member] | C000085768
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%		(0.15%)			1.56%
Without Sales Load [Member] | C000149261
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%		0.13%			1.81%
Without Sales Load [Member] | C000018963
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		(0.28%)			1.29%
Without Sales Load [Member] | C000018962
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%		(0.28%)			1.31%
Without Sales Load [Member] | C000018961
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%		0.01%			1.64%
Without Sales Load [Member] | C000018956
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%		(0.82%)			0.78%
Without Sales Load [Member] | C000018958
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%		(0.49%)			1.10%
Without Sales Load [Member] | C000018960
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%		(0.30%)			1.29%
Without Sales Load [Member] | C000018959
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%		(0.18%)			1.41%
Without Sales Load [Member] | C000071807
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%		2.35%			3.12%
Without Sales Load [Member] | C000071808
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%		1.60%			2.51%
Without Sales Load [Member] | C000071805
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%		2.71%			3.46%
Without Sales Load [Member] | C000190075
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%		2.72%			3.46%
Without Sales Load [Member] | C000019059
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%		6.36%			4.75%
Without Sales Load [Member] | C000019058
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%		6.50%			4.89%
Without Sales Load [Member] | C000019057
Average Annual Return [Line Items]
Average Annual Return, Percent	22.79%		6.74%			5.19%
Without Sales Load [Member] | C000019052
Average Annual Return [Line Items]
Average Annual Return, Percent	21.87%		5.92%			4.33%
Without Sales Load [Member] | C000019054
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%		6.23%			4.65%
Without Sales Load [Member] | C000019056
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%		6.45%			4.85%
Without Sales Load [Member] | C000019055
Average Annual Return [Line Items]
Average Annual Return, Percent	22.63%		6.57%			4.98%
Without Sales Load [Member] | C000210673
Average Annual Return [Line Items]
Average Annual Return, Percent	22.89%		6.84%			4.99%
Without Sales Load [Member] | C000038744
Average Annual Return [Line Items]
Average Annual Return, Percent	33.11%		9.38%			9.34%
Without Sales Load [Member] | C000038746
Average Annual Return [Line Items]
Average Annual Return, Percent	32.10%		8.55%			8.69%
Without Sales Load [Member] | C000204702
Average Annual Return [Line Items]
Average Annual Return, Percent	33.27%		9.47%			9.39%
Without Sales Load [Member] | C000038747
Average Annual Return [Line Items]
Average Annual Return, Percent	33.55%		9.75%			9.73%
Without Sales Load [Member] | C000085763
Average Annual Return [Line Items]
Average Annual Return, Percent	32.38%		8.80%			8.78%
Without Sales Load [Member] | C000085765
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		9.15%			9.12%
Without Sales Load [Member] | C000085766
Average Annual Return [Line Items]
Average Annual Return, Percent	33.05%		9.35%			9.33%
Without Sales Load [Member] | C000085767
Average Annual Return [Line Items]
Average Annual Return, Percent	33.21%		9.49%			9.46%
Without Sales Load [Member] | C000170736
Average Annual Return [Line Items]
Average Annual Return, Percent	16.48%		2.85%		4.47%
Without Sales Load [Member] | C000019146
Average Annual Return [Line Items]
Average Annual Return, Percent	20.63%		4.08%			2.66%
Without Sales Load [Member] | C000019145
Average Annual Return [Line Items]
Average Annual Return, Percent	20.84%		4.25%			2.81%
Without Sales Load [Member] | C000019144
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%		4.43%			3.04%
Without Sales Load [Member] | C000019143
Average Annual Return [Line Items]
Average Annual Return, Percent	20.03%		3.59%			2.19%
Without Sales Load [Member] | C000019140
Average Annual Return [Line Items]
Average Annual Return, Percent	20.45%		3.92%			2.52%
Without Sales Load [Member] | C000019141
Average Annual Return [Line Items]
Average Annual Return, Percent	20.66%		4.10%			2.71%
Without Sales Load [Member] | C000019142
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		4.23%			2.83%
Without Sales Load [Member] | C000175481
Average Annual Return [Line Items]
Average Annual Return, Percent	21.16%		4.53%			2.99%
Without Sales Load [Member] | C000052887
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%		(0.09%)			3.47%
Without Sales Load [Member] | C000052889
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%		0.28%			3.87%
Without Sales Load [Member] | C000167005
Average Annual Return [Line Items]
Average Annual Return, Percent	27.53%		(0.21%)			3.35%
Without Sales Load [Member] | C000167006
Average Annual Return [Line Items]
Average Annual Return, Percent	27.73%		(0.02%)			3.54%
Without Sales Load [Member] | C000167007
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%		0.12%			3.69%
Without Sales Load [Member] | C000149262
Average Annual Return [Line Items]
Average Annual Return, Percent	28.27%		0.35%			3.91%
Without Sales Load [Member] | C000038760
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%		(1.37%)			0.33%
Without Sales Load [Member] | C000113845
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%		(1.40%)			0.30%
Without Sales Load [Member] | C000038763
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%		(1.10%)			0.61%
Without Sales Load [Member] | C000113840
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%		(1.89%)			(0.16%)
Without Sales Load [Member] | C000113842
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%		(1.54%)			0.17%
Without Sales Load [Member] | C000113843
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		(1.33%)			0.37%
Without Sales Load [Member] | C000113844
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%		(1.24%)			0.46%
Without Sales Load [Member] | C000019079
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%		3.98%			3.78%
Without Sales Load [Member] | C000038748
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%		4.61%			4.48%
Without Sales Load [Member] | C000038750
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%		3.81%			3.87%
Without Sales Load [Member] | C000038751
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%		4.92%			4.80%
Without Sales Load [Member] | C000175488
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%		5.01%			4.80%
Without Sales Load [Member] | C000019085
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%		1.47%			1.29%
Without Sales Load [Member] | C000019086
Average Annual Return [Line Items]
Average Annual Return, Percent	8.29%		1.89%			1.86%
Without Sales Load [Member] | C000019084
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%		1.01%			0.98%
Without Sales Load [Member] | C000019081
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%		1.32%			1.29%
Without Sales Load [Member] | C000019083
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%		1.52%			1.48%
Without Sales Load [Member] | C000019082
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%		1.67%			1.62%
Without Sales Load [Member] | C000019376
Average Annual Return [Line Items]
Average Annual Return, Percent	25.19%		5.41%			4.95%
Without Sales Load [Member] | C000019375
Average Annual Return [Line Items]
Average Annual Return, Percent	24.18%		4.60%			4.11%
Without Sales Load [Member] | C000019372
Average Annual Return [Line Items]
Average Annual Return, Percent	24.58%		4.93%			4.44%
Without Sales Load [Member] | C000019374
Average Annual Return [Line Items]
Average Annual Return, Percent	24.94%		5.15%			4.66%
Without Sales Load [Member] | C000019373
Average Annual Return [Line Items]
Average Annual Return, Percent	25.06%		5.25%			4.76%
Without Sales Load [Member] | C000175484
Average Annual Return [Line Items]
Average Annual Return, Percent	25.30%		5.52%			5.01%
Without Sales Load [Member] | C000019333
Average Annual Return [Line Items]
Average Annual Return, Percent	38.80%		14.13%			13.79%
Without Sales Load [Member] | C000019332
Average Annual Return [Line Items]
Average Annual Return, Percent	39.04%		14.31%			14.05%
Without Sales Load [Member] | C000019331
Average Annual Return [Line Items]
Average Annual Return, Percent	39.08%		14.45%			14.24%
Without Sales Load [Member] | C000019326
Average Annual Return [Line Items]
Average Annual Return, Percent	38.10%		13.55%			13.33%
Without Sales Load [Member] | C000019328
Average Annual Return [Line Items]
Average Annual Return, Percent	38.43%		13.91%			13.68%
Without Sales Load [Member] | C000019330
Average Annual Return [Line Items]
Average Annual Return, Percent	38.70%		14.13%			13.90%
Without Sales Load [Member] | C000019329
Average Annual Return [Line Items]
Average Annual Return, Percent	38.91%		14.27%			14.03%
Without Sales Load [Member] | C000149257
Average Annual Return [Line Items]
Average Annual Return, Percent	39.27%		14.57%			14.31%
Without Sales Load [Member] | C000019174
Average Annual Return [Line Items]
Average Annual Return, Percent	37.50%		14.78%			12.50%
Without Sales Load [Member] | C000019173
Average Annual Return [Line Items]
Average Annual Return, Percent	37.58%		14.85%			12.58%
Without Sales Load [Member] | C000019172
Average Annual Return [Line Items]
Average Annual Return, Percent	37.75%		15.06%			12.81%
Without Sales Load [Member] | C000019167
Average Annual Return [Line Items]
Average Annual Return, Percent	36.58%		14.07%			11.83%
Without Sales Load [Member] | C000019169
Average Annual Return [Line Items]
Average Annual Return, Percent	37.03%		14.42%			12.18%
Without Sales Load [Member] | C000019171
Average Annual Return [Line Items]
Average Annual Return, Percent	37.24%		14.63%			12.39%
Without Sales Load [Member] | C000019170
Average Annual Return [Line Items]
Average Annual Return, Percent	37.47%		14.77%			12.53%
Without Sales Load [Member] | C000019464
Average Annual Return [Line Items]
Average Annual Return, Percent	28.69%		9.88%			9.04%
Without Sales Load [Member] | C000019463
Average Annual Return [Line Items]
Average Annual Return, Percent	28.97%		10.17%			9.38%
Without Sales Load [Member] | C000019458
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%		9.23%			8.42%
Without Sales Load [Member] | C000019460
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%		9.56%			8.76%
Without Sales Load [Member] | C000019462
Average Annual Return [Line Items]
Average Annual Return, Percent	28.47%		9.77%			8.97%
Without Sales Load [Member] | C000019461
Average Annual Return [Line Items]
Average Annual Return, Percent	28.61%		9.91%			9.10%
Without Sales Load [Member] | C000038737
Average Annual Return [Line Items]
Average Annual Return, Percent	39.15%		15.24%			12.91%
Without Sales Load [Member] | C000038740
Average Annual Return [Line Items]
Average Annual Return, Percent	39.55%		15.61%			13.30%
Without Sales Load [Member] | C000085758
Average Annual Return [Line Items]
Average Annual Return, Percent	38.36%		14.61%			12.32%
Without Sales Load [Member] | C000085760
Average Annual Return [Line Items]
Average Annual Return, Percent	38.81%		14.97%			12.67%
Without Sales Load [Member] | C000085761
Average Annual Return [Line Items]
Average Annual Return, Percent	39.07%		15.19%			12.88%
Without Sales Load [Member] | C000085762
Average Annual Return [Line Items]
Average Annual Return, Percent	39.24%		15.32%			13.02%
Without Sales Load [Member] | C000063423
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%		4.79%			4.92%
Without Sales Load [Member] | C000063425
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%		3.89%			4.01%
Without Sales Load [Member] | C000063424
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%		4.21%			4.33%
Without Sales Load [Member] | C000063427
Average Annual Return [Line Items]
Average Annual Return, Percent	16.69%		4.40%			4.53%
Without Sales Load [Member] | C000063426
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%		4.53%			4.65%
Without Sales Load [Member] | C000019747
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%		5.15%			5.14%
Without Sales Load [Member] | C000019746
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%		5.36%			5.33%
Without Sales Load [Member] | C000019745
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%		5.52%			5.52%
Without Sales Load [Member] | C000019740
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%		4.60%			4.60%
Without Sales Load [Member] | C000019742
Average Annual Return [Line Items]
Average Annual Return, Percent	17.86%		4.93%			4.92%
Without Sales Load [Member] | C000019744
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%		5.13%			5.12%
Without Sales Load [Member] | C000019743
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%		5.25%			5.24%
Without Sales Load [Member] | C000063429
Average Annual Return [Line Items]
Average Annual Return, Percent	20.13%		6.30%			6.14%
Without Sales Load [Member] | C000063432
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%		5.37%			5.22%
Without Sales Load [Member] | C000063431
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%		5.69%			5.54%
Without Sales Load [Member] | C000063428
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%		5.91%			5.74%
Without Sales Load [Member] | C000063433
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%		6.01%			5.86%
Without Sales Load [Member] | C000019756
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%		6.65%			6.28%
Without Sales Load [Member] | C000019755
Average Annual Return [Line Items]
Average Annual Return, Percent	22.52%		6.86%			6.47%
Without Sales Load [Member] | C000019754
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%		7.03%			6.67%
Without Sales Load [Member] | C000019749
Average Annual Return [Line Items]
Average Annual Return, Percent	21.70%		6.10%			5.73%
Without Sales Load [Member] | C000019751
Average Annual Return [Line Items]
Average Annual Return, Percent	22.04%		6.43%			6.06%
Without Sales Load [Member] | C000019753
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%		6.65%			6.27%
Without Sales Load [Member] | C000019752
Average Annual Return [Line Items]
Average Annual Return, Percent	22.42%		6.77%			6.39%
Without Sales Load [Member] | C000063439
Average Annual Return [Line Items]
Average Annual Return, Percent	24.53%		7.84%			7.22%
Without Sales Load [Member] | C000063436
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%		6.89%			6.28%
Without Sales Load [Member] | C000063435
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%		7.22%			6.61%
Without Sales Load [Member] | C000063438
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%		7.42%			6.82%
Without Sales Load [Member] | C000063437
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%		7.56%			6.95%
Without Sales Load [Member] | C000019765
Average Annual Return [Line Items]
Average Annual Return, Percent	26.30%		8.24%			7.34%
Without Sales Load [Member] | C000019764
Average Annual Return [Line Items]
Average Annual Return, Percent	26.56%		8.45%			7.52%
Without Sales Load [Member] | C000019763
Average Annual Return [Line Items]
Average Annual Return, Percent	26.68%		8.62%			7.73%
Without Sales Load [Member] | C000019758
Average Annual Return [Line Items]
Average Annual Return, Percent	25.64%		7.68%			6.79%
Without Sales Load [Member] | C000019760
Average Annual Return [Line Items]
Average Annual Return, Percent	25.95%		8.01%			7.12%
Without Sales Load [Member] | C000019762
Average Annual Return [Line Items]
Average Annual Return, Percent	26.26%		8.22%			7.33%
Without Sales Load [Member] | C000019761
Average Annual Return [Line Items]
Average Annual Return, Percent	26.45%		8.35%			7.46%
Without Sales Load [Member] | C000063445
Average Annual Return [Line Items]
Average Annual Return, Percent	28.28%		9.23%			8.11%
Without Sales Load [Member] | C000063442
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		8.28%			7.17%
Without Sales Load [Member] | C000063441
Average Annual Return [Line Items]
Average Annual Return, Percent	27.56%		8.62%			7.51%
Without Sales Load [Member] | C000063444
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%		8.82%			7.71%
Without Sales Load [Member] | C000063443
Average Annual Return [Line Items]
Average Annual Return, Percent	27.98%		8.95%			7.83%
Without Sales Load [Member] | C000019775
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%		9.25%			7.99%
Without Sales Load [Member] | C000019774
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%		9.43%			8.12%
Without Sales Load [Member] | C000019773
Average Annual Return [Line Items]
Average Annual Return, Percent	29.62%		9.65%			8.39%
Without Sales Load [Member] | C000019767
Average Annual Return [Line Items]
Average Annual Return, Percent	28.44%		8.70%			7.45%
Without Sales Load [Member] | C000019770
Average Annual Return [Line Items]
Average Annual Return, Percent	28.78%		9.04%			7.78%
Without Sales Load [Member] | C000019772
Average Annual Return [Line Items]
Average Annual Return, Percent	29.07%		9.24%			7.98%
Without Sales Load [Member] | C000019771
Average Annual Return [Line Items]
Average Annual Return, Percent	29.30%		9.38%			8.12%
Without Sales Load [Member] | C000063451
Average Annual Return [Line Items]
Average Annual Return, Percent	29.52%		9.79%			8.50%
Without Sales Load [Member] | C000063448
Average Annual Return [Line Items]
Average Annual Return, Percent	28.50%		8.83%			7.56%
Without Sales Load [Member] | C000063447
Average Annual Return [Line Items]
Average Annual Return, Percent	28.82%		9.17%			7.89%
Without Sales Load [Member] | C000063450
Average Annual Return [Line Items]
Average Annual Return, Percent	29.12%		9.38%			8.10%
Without Sales Load [Member] | C000063449
Average Annual Return [Line Items]
Average Annual Return, Percent	29.27%		9.52%			8.23%
Without Sales Load [Member] | C000123721
Average Annual Return [Line Items]
Average Annual Return, Percent	29.17%		9.51%			8.16%
Without Sales Load [Member] | C000123727
Average Annual Return [Line Items]
Average Annual Return, Percent	29.64%		9.91%			8.54%
Without Sales Load [Member] | C000123722
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%		8.95%			7.61%
Without Sales Load [Member] | C000123724
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%		9.30%			7.94%
Without Sales Load [Member] | C000123725
Average Annual Return [Line Items]
Average Annual Return, Percent	29.13%		9.50%			8.16%
Without Sales Load [Member] | C000123726
Average Annual Return [Line Items]
Average Annual Return, Percent	29.26%		9.63%			8.28%
Without Sales Load [Member] | C000193001
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%		9.95%	9.33%
Without Sales Load [Member] | C000193002
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%		9.03%	8.44%
Without Sales Load [Member] | C000193004
Average Annual Return [Line Items]
Average Annual Return, Percent	28.87%		9.36%	8.76%
Without Sales Load [Member] | C000193005
Average Annual Return [Line Items]
Average Annual Return, Percent	29.06%		9.56%	8.97%
Without Sales Load [Member] | C000193006
Average Annual Return [Line Items]
Average Annual Return, Percent	29.17%		9.68%	9.10%
Without Sales Load [Member] | C000241180
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%	17.31%
Without Sales Load [Member] | C000241176
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	17.15%
Without Sales Load [Member] | C000241175
Average Annual Return [Line Items]
Average Annual Return, Percent	28.41%	16.17%
Without Sales Load [Member] | C000241179
Average Annual Return [Line Items]
Average Annual Return, Percent	28.76%	16.50%
Without Sales Load [Member] | C000241177
Average Annual Return [Line Items]
Average Annual Return, Percent	29.03%	16.71%
Without Sales Load [Member] | C000241178
Average Annual Return [Line Items]
Average Annual Return, Percent	29.20%	16.88%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.55%		(1.64%)		(0.28%)
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	25.31%		3.93%			3.43%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	32.79%		11.08%			9.06%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	32.79%		11.08%			9.06%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	32.79%		11.08%			9.06%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	32.79%		11.08%			9.06%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	32.79%		11.08%			9.06%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	32.79%		11.08%			9.06%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.33%		5.78%			4.79%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%			13.00%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%		15.00%			12.75%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%			12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%			12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%			12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%			12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%			12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%			12.44%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%			12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_BBgBarc Municipal California Exempt TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Average Annual Return, Percent	9.32%		1.01%			2.27%
Index_BBgBarc Municipal California Exempt TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Average Annual Return, Percent	9.32%		1.01%			2.27%
Index_BBgBarc Municipal California Exempt TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Average Annual Return, Percent	9.32%		1.01%			2.27%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	14.90%		2.44%		3.77%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Markets Index NTR
Average Annual Return, Percent	28.46%		(0.15%)			2.86%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Markets Index NTR
Average Annual Return, Percent	28.46%		(0.15%)			2.86%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Markets Index NTR
Average Annual Return, Percent	28.46%		(0.15%)			2.86%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Markets Index NTR
Average Annual Return, Percent	28.46%		(0.15%)			2.86%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Markets Index NTR
Average Annual Return, Percent	28.46%		(0.15%)			2.86%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Markets Index NTR
Average Annual Return, Percent	28.46%		(0.15%)			2.86%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	11.44%		(0.60%)			1.03%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	16.47%		4.53%			4.86%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	16.47%		4.53%			4.86%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	16.47%		4.53%			4.86%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	16.47%		4.53%			4.86%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	16.47%		4.53%			4.86%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS Index
Average Annual Return, Percent	8.61%		2.20%			2.26%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS Index
Average Annual Return, Percent	8.61%		2.20%			2.26%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS Index
Average Annual Return, Percent	8.61%		2.20%			2.26%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS Index
Average Annual Return, Percent	8.61%		2.20%			2.26%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS Index
Average Annual Return, Percent	8.61%		2.20%			2.26%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS Index
Average Annual Return, Percent	8.61%		2.20%			2.26%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%		19.00%			16.18%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%		10.14%			8.87%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%			5.15%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%			5.15%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%			5.15%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%			5.15%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%			5.15%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%			5.54%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%			6.15%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%			6.15%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%			6.15%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%			6.15%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%			6.15%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%			6.86%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%			7.59%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%			7.59%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%			7.59%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%			7.59%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%			7.59%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%			8.15%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%			8.50%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%			8.50%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%			8.50%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%			8.50%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%			8.50%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%			8.72%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%			8.79%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%			8.79%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%			8.79%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%			8.79%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%			8.79%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%			8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%			8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%			8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%			8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%			8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%			8.85%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%